Prospectus Supplement — April 1, 2012 to the Prospectuses, as supplemented, of the following funds:

Fund	Prospectuses Dated

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund (the “Funds”)

4/11/2011

The following changes are hereby made to the prospectuses of the Funds:

For Columbia Portfolio Builder Conservative Fund

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Other expenses	0.24%	0.24%	0.24%	0.24%	0.41%	0.24%

Acquired fund fees and expenses	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%

Total annual fund operating expenses	1.06%	1.81%	1.81%	1.31%	0.98%	0.81%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$578	$796	$1,033	$1,712

Class B (if shares are redeemed)	$684	$870	$1,181	$1,934

Class B (if shares are not redeemed)	$184	$570	$981	$1,934

Class C (if shares are redeemed)	$284	$570	$981	$2,132

Class C (if shares are not redeemed)	$184	$570	$981	$2,132

Class R (whether or not shares are redeemed)	$133	$415	$719	$1,584

Class R4 (whether or not shares are redeemed)	$100	$312	$543	$1,206

Class Z (whether or not shares are redeemed)	$83	$259	$450	$1,006

For Columbia Portfolio Builder Moderate Conservative Fund

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.52%	0.00%	0.00%

Other expenses	0.19%	0.19%	0.19%	0.19%	0.36%	0.19%

Acquired fund fees and expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%

Total annual fund operating expenses	1.08%	1.83%	1.83%	1.35%	1.00%	0.83%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$525	$748	$990	$1,685

Class B (if shares are redeemed)	$628	$821	$1,138	$1,908

Class B (if shares are not redeemed)	$128	$521	$938	$1,908

Class C (if shares are redeemed)	$228	$521	$938	$2,107

Class C (if shares are not redeemed)	$128	$521	$938	$2,107

Class R (whether or not shares are redeemed)	$78	$370	$684	$1,578

Class R4 (whether or not shares are redeemed)	$45	$263	$499	$1,179

Class Z (whether or not shares are redeemed)	$27	$208	$405	$977

For Columbia Portfolio Builder Moderate Fund

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Other expenses	0.18%	0.18%	0.18%	0.18%	0.32%	0.18%

Acquired fund fees and expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%

Total annual fund operating expenses	1.12%	1.87%	1.87%	1.37%	1.01%	0.87%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$624	$854	$1,102	$1,813

Class B (if shares are redeemed)	$628	$829	$1,155	$1,948

Class B (if shares are not redeemed)	$128	$529	$955	$1,948

Class C (if shares are redeemed)	$228	$529	$955	$2,146

Class C (if shares are not redeemed)	$128	$529	$955	$2,146

Class R (whether or not shares are redeemed)	$78	$374	$693	$1,599

Class R4 (whether or not shares are redeemed)	$45	$265	$503	$1,189

Class Z (whether or not shares are redeemed)	$27	$217	$423	$1,021

For Columbia Portfolio Builder Moderate Aggressive Fund

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Other expenses	0.22%	0.22%	0.22%	0.22%	0.32%	0.22%

Acquired fund fees and expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%

Total annual fund operating expenses	1.21%	1.96%	1.96%	1.46%	1.06%	0.96%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$691	$937	$1,203	$1,961

Class B (if shares are redeemed)	$699	$916	$1,258	$2,095

Class B (if shares are not redeemed)	$199	$616	$1,058	$2,095

Class C (if shares are redeemed)	$299	$616	$1,058	$2,290

Class C (if shares are not redeemed)	$199	$616	$1,058	$2,290

Class R (whether or not shares are redeemed)	$149	$462	$798	$1,751

Class R4 (whether or not shares are redeemed)	$108	$337	$586	$1,299

Class Z (whether or not shares are redeemed)	$98	$306	$532	$1,183

For Columbia Portfolio Builder Aggressive Fund

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Other expenses	0.23%	0.23%	0.23%	0.23%	0.35%	0.23%

Acquired fund fees and expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%

Total annual fund operating expenses	1.27%	2.02%	2.02%	1.52%	1.14%	1.02%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$624	$884	$1,164	$1,963

Class B (if shares are redeemed)	$628	$860	$1,219	$2,097

Class B (if shares are not redeemed)	$128	$560	$1,019	$2,097

Class C (if shares are redeemed)	$228	$560	$1,019	$2,293

Class C (if shares are not redeemed)	$128	$560	$1,019	$2,293

Class R (whether or not shares are redeemed)	$78	$406	$758	$1,753

Class R4 (whether or not shares are redeemed)	$45	$293	$561	$1,329

Class Z (whether or not shares are redeemed)	$27	$249	$490	$1,184

For all of the Funds

The section entitled “More about Annual Fund Operating Expenses” is hereby replaced with the following:

More about Annual Fund Operating Expenses and Past Performance

The following information is presented in addition to, and should be read in conjunction with the information that appears in the Summary of the Funds.

Calculation of Annual Fund Operating Expenses. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.

Annual fund operating expenses shown in the “Fees and Expenses of the Fund” section of this prospectus are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal period. The expense ratios are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or later, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table.

The commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses as described below) until May 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed, and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B, 1.26% for Class C, 0.76% for Class R, 0.44% for Class R4 and 0.26% for Class Z for each Fund.

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs)), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effect of fee waivers and/or expense reimbursements on Past Performance. The Fund’s returns shown in the “Past Performance” section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Without such fee waivers and/or expense reimbursements, the Fund’s returns would have been lower.

For all of the Funds

Fund Management and Compensation

The fourth paragraph under the section entitled “Fund Management and Compensation” is hereby replaced with the following:

The Funds do not pay Columbia Management a direct management fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement), however, the Funds pay taxes, brokerage commissions, and nonadvisory expenses.

A new investment management services agreement (new IMS Agreement) with Columbia Management was approved by the Board in September 2010 and by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011 in connection with various initiatives to achieve consistent investment management service and fee structures across all Columbia funds. A discussion regarding the basis for the Board approving the new IMS Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended January 31, 2011.

S-6411-5 A (4/12)